Intangible Assets, Net (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Intangible Assets, Net [Abstract]
Amortization expense of intangible assets	¥ 1,942,732	$ 277,807	¥ 4,766,969	¥ 6,686,070
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]	impairment losses	impairment losses
Impairment losses	¥ 17,331,000	$ 2,478,300	¥ 39,072,000	¥ 16,027,000